Income Tax - Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
The Netherlands Taxes - current	$ 0	$ (1)	$ (2)
Foreign taxes - current	(114)	(101)	(69)
Total current taxes	(114)	(102)	(71)
The Netherlands Taxes - deferred	0
Foreign taxes - deferred	18	(41)	40
Total deferred taxes	18	(41)	40
Income tax benefit (expense)	$ (96)	$ (143)	$ (31)
Effective tax rate	7.00%	15.00%	15.00%